Stock-based compensation - Assumptions Used to Estimate Fair Value of Stock Options Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%
Expected volatility		56.00%	45.00%
Expected term		8 years 6 months 10 days	9 years 4 months 28 days
Risk-free interest rate		0.87%	0.43%
DWave System [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility	50.00%
Expected term	6 years 29 days
Risk-free interest rate	0.83%